CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
Total Revenues	$ 602,672	$ 735,427	$ 1,545,588	$ 1,303,702
Cost of Sales	376,896	361,859	832,408	714,182
Gross Margin	225,776	373,568	713,180	589,520
Selling, General and Administrative	239,382	395,029	489,902	1,739,680
Research and Development	1,215	25,000	1,215	25,450
Legal Expense	7,692	16,159	37,907	43,586
Income (Loss) from operations	(22,513)	(62,620)	184,156	(1,219,196)
Interest expense	(73,379)	(52,096)	(191,953)	(94,499)
Gain on extinguishment of liabilities	23,463	0	165,534	0
Bad debt recovery	0	0	5,312	0
Net income (loss)	(72,429)	(114,716)	163,049	(1,313,695)
Less: Net loss attributable to the non-controlling interest	0	(55,552)	0	(416,404)
Net Income (Loss) attributable to common stockholders	$ (72,429)	$ (59,164)	$ 163,049	$ (897,291)
Income (Loss) per share - basic	$ 0.00	$ 0.00	$ 0.01	$ (0.03)
Income (Loss) per share - diluted	$ 0.00	$ 0.00	$ 0.00	$ (0.03)
Basic weighted average number of common shares	28,453,651	27,477,062	28,370,144	27,245,769
Diluted weighted average number of common shares	28,453,651	27,477,062	59,378,095	27,245,769